Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 5,787,110	$ 6,674,940
Short-term investments		5,000,000
Trade and other receivables	294,057	312,802
Current portion of related party receivable, net of discount	63,938	58,784
Prepaid expenses	363,288	402,273
Total current assets	6,508,393	12,448,799
Property and equipment, net	90,311	172,886
Patents, net	763,543	883,462
Related party receivable, net of discount and current portion	298,238	365,456
Other assets	23,965	13,853
Total assets	7,684,450	13,884,456
CURRENT LIABILITIES
Accounts payable and accrued expenses	832,564	875,065
Accrued bonuses		418,625
Other current liabilities	218,602	220,879
Total current liabilities	1,051,166	1,514,569
Warrant liabilities, at fair value	583,734	3,852,882
Other long term liabilities		1,876
Total liabilities	1,634,900	5,369,327
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY
Preferred stock, 7,000,000 shares authorized, $0.01 par value; 1,000,000 shares issued and outstanding at both March 31, 2019 and December 31, 2018	10,000	10,000
Common stock, $0.01 par value; 300,000,000 shares authorized, 18,205,060 shares issued and outstanding at both March 31, 2019 and December 31, 2018.	182,051	151,600
Additional paid-in capital	219,481,805	217,050,174
Accumulated other comprehensive income	(413)	2,631
Accumulated deficit	(213,623,893)	(208,699,276)
Total stockholders' equity	6,049,550	8,515,129
Total liabilities and stockholders' equity	$ 7,684,450	$ 13,884,456